Accounts Receivable, Net	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

10. ACCOUNTS RECEIVABLE, NET

Accounts receivable, and the allowance for the credit losses consisted of the following:

	As of
	March 31, 2025	March 31, 2024
	US$’000	US$’000
Accounts receivable	17,934	22,543
Less: Allowance for credit losses	(232)	(1,893)
Sub – total	17,702	20,650
Retention receivables	5,232	5,867
Total	22,934	26,517

Accounts receivable are past due when a counterparty has failed to make a payment when contractually due. Credit terms granted to customers vary from contract to contract. The credit period granted to customers is 0 to 60 days from payment certification date except for retention receivables.

The Group recognized allowance for credit losses of US$13,000 and allowance for credit losses of US$1,347,000, respectively, for the fiscal years ended March 31, 2025 and 2024.

Reconciliation of the allowance for credit losses of accounts receivable:

US$’000
As of April 1, 2023	(533)
Allowance for credit loss on accounts receivable for the year	(1,347)
Exchange realignment	(13)
As of March 31, 2024	(1,893)
Allowance for credit loss on accounts receivable for the year	(13)
Write off	1,667
Exchange realignment	7
As of March 31, 2025	(232)